Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
November 30, 2022
Z5I-NPRT3-0123
1.9881569.105
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	576,161	11,108,384
Lumen Technologies, Inc. (a)	77,587	424,401
Verizon Communications, Inc.	339,697	13,241,389
		24,774,174
Entertainment - 1.3%
Activision Blizzard, Inc.	57,706	4,267,359
Electronic Arts, Inc.	21,410	2,800,000
Live Nation Entertainment, Inc. (b)	11,527	838,705
Netflix, Inc. (b)	35,955	10,985,331
Take-Two Interactive Software, Inc. (b)	12,662	1,338,247
The Walt Disney Co. (b)	147,474	14,433,280
Warner Bros Discovery, Inc. (b)	179,001	2,040,611
		36,703,533
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (b)	485,038	48,983,988
Class C (b)	433,988	44,028,083
Match Group, Inc. (b)	22,924	1,159,037
Meta Platforms, Inc. Class A (b)	184,543	21,794,528
		115,965,636
Media - 0.8%
Charter Communications, Inc. Class A (b)	8,943	3,499,306
Comcast Corp. Class A	356,113	13,047,980
DISH Network Corp. Class A (b)	20,488	328,832
Fox Corp.:
Class A	24,678	800,801
Class B	11,530	351,896
Interpublic Group of Companies, Inc.	31,756	1,091,136
News Corp.:
Class A	30,954	592,769
Class B	9,646	187,615
Omnicom Group, Inc.	16,579	1,322,341
Paramount Global Class B (a)	41,069	824,666
		22,047,342
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	48,724	7,379,737
TOTAL COMMUNICATION SERVICES		206,870,422
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
Aptiv PLC (b)	21,843	2,329,993
BorgWarner, Inc.	19,040	809,390
		3,139,383
Automobiles - 1.8%
Ford Motor Co.	318,992	4,433,989
General Motors Co.	117,779	4,777,116
Tesla, Inc. (b)	215,534	41,964,470
		51,175,575
Distributors - 0.2%
Genuine Parts Co.	11,460	2,100,962
LKQ Corp.	21,107	1,146,743
Pool Corp.	3,205	1,055,759
		4,303,464
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (b)	3,213	6,681,273
Caesars Entertainment, Inc. (b)	17,241	876,015
Carnival Corp. (a)(b)	79,928	793,685
Chipotle Mexican Grill, Inc. (b)	2,240	3,644,390
Darden Restaurants, Inc.	9,923	1,458,582
Domino's Pizza, Inc.	2,907	1,130,038
Expedia, Inc. (b)	12,316	1,315,841
Hilton Worldwide Holdings, Inc.	22,224	3,169,587
Las Vegas Sands Corp. (b)	26,625	1,247,115
Marriott International, Inc. Class A	22,355	3,696,399
McDonald's Corp.	59,519	16,236,188
MGM Resorts International	26,517	977,417
Norwegian Cruise Line Holdings Ltd. (a)(b)	34,022	559,322
Royal Caribbean Cruises Ltd. (b)	17,578	1,053,450
Starbucks Corp.	92,876	9,491,927
Wynn Resorts Ltd. (b)	8,255	690,613
Yum! Brands, Inc.	23,059	2,966,771
		55,988,613
Household Durables - 0.3%
D.R. Horton, Inc.	25,654	2,206,244
Garmin Ltd.	12,506	1,162,933
Lennar Corp. Class A	20,591	1,808,508
Mohawk Industries, Inc. (b)	4,287	434,402
Newell Brands, Inc.	30,513	395,754
NVR, Inc. (b)	250	1,159,753
PulteGroup, Inc.	18,612	833,445
Whirlpool Corp.	4,434	649,714
		8,650,753
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	717,174	69,235,978
eBay, Inc.	44,255	2,010,947
Etsy, Inc. (b)	10,256	1,354,715
		72,601,640
Leisure Products - 0.0%
Hasbro, Inc.	10,541	662,186
Multiline Retail - 0.5%
Dollar General Corp.	18,336	4,688,148
Dollar Tree, Inc. (b)	17,106	2,570,861
Target Corp.	37,516	6,267,798
		13,526,807
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	4,929	744,230
AutoZone, Inc. (b)	1,573	4,056,767
Bath & Body Works, Inc.	18,565	789,013
Best Buy Co., Inc.	16,221	1,383,651
CarMax, Inc. (a)(b)	12,917	895,923
Lowe's Companies, Inc.	51,742	10,997,762
O'Reilly Automotive, Inc. (b)	5,148	4,450,652
Ross Stores, Inc.	28,345	3,335,356
The Home Depot, Inc.	83,150	26,939,769
TJX Companies, Inc.	94,805	7,589,140
Tractor Supply Co.	9,004	2,037,695
Ulta Beauty, Inc. (b)	4,181	1,943,496
		65,163,454
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	102,281	11,219,203
Ralph Lauren Corp.	3,508	396,825
Tapestry, Inc.	20,203	763,067
VF Corp.	26,812	879,970
		13,259,065
TOTAL CONSUMER DISCRETIONARY		288,470,940
CONSUMER STAPLES - 6.9%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	14,827	1,082,668
Constellation Brands, Inc. Class A (sub. vtg.)	13,009	3,347,866
Keurig Dr. Pepper, Inc.	68,851	2,662,468
Molson Coors Beverage Co. Class B	15,238	839,766
Monster Beverage Corp. (b)	31,171	3,206,249
PepsiCo, Inc.	111,635	20,709,409
The Coca-Cola Co.	314,832	20,026,464
		51,874,890
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	35,837	19,325,102
Kroger Co.	52,771	2,595,805
Sysco Corp.	41,289	3,571,911
Walgreens Boots Alliance, Inc.	58,137	2,412,686
Walmart, Inc.	115,319	17,576,922
		45,482,426
Food Products - 1.1%
Archer Daniels Midland Co.	45,430	4,429,425
Campbell Soup Co.	16,336	876,753
Conagra Brands, Inc.	38,868	1,476,207
General Mills, Inc.	48,272	4,117,602
Hormel Foods Corp.	23,446	1,101,962
Kellogg Co.	20,605	1,503,135
Lamb Weston Holdings, Inc.	11,615	1,009,344
McCormick & Co., Inc. (non-vtg.)	20,238	1,723,873
Mondelez International, Inc.	110,819	7,492,473
The Hershey Co.	11,901	2,798,758
The J.M. Smucker Co.	8,628	1,328,798
The Kraft Heinz Co.	64,531	2,539,295
Tyson Foods, Inc. Class A	23,397	1,550,753
		31,948,378
Household Products - 1.5%
Church & Dwight Co., Inc.	19,617	1,606,044
Colgate-Palmolive Co.	67,387	5,221,145
Kimberly-Clark Corp.	27,349	3,709,345
Procter & Gamble Co.	193,355	28,840,832
The Clorox Co.	9,974	1,482,635
		40,860,001
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	18,783	4,428,844
Tobacco - 0.7%
Altria Group, Inc.	145,587	6,781,442
Philip Morris International, Inc.	125,366	12,495,229
		19,276,671
TOTAL CONSUMER STAPLES		193,871,210
ENERGY - 5.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	82,001	2,379,669
Halliburton Co.	73,501	2,784,953
Schlumberger Ltd.	114,445	5,899,640
		11,064,262
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	26,458	1,239,557
Chevron Corp.	145,724	26,712,666
ConocoPhillips Co.	102,970	12,717,825
Coterra Energy, Inc.	64,493	1,800,000
Devon Energy Corp.	52,861	3,622,036
Diamondback Energy, Inc.	14,406	2,132,376
EOG Resources, Inc.	47,428	6,731,456
EQT Corp.	29,984	1,271,621
Exxon Mobil Corp.	337,250	37,549,415
Hess Corp.	22,483	3,235,529
Kinder Morgan, Inc.	160,681	3,072,221
Marathon Oil Corp.	54,849	1,680,025
Marathon Petroleum Corp.	40,328	4,912,354
Occidental Petroleum Corp.	60,197	4,183,090
ONEOK, Inc.	36,209	2,423,106
Phillips 66 Co.	38,853	4,213,219
Pioneer Natural Resources Co.	19,284	4,550,831
Targa Resources Corp.	18,372	1,366,693
The Williams Companies, Inc.	98,759	3,426,937
Valero Energy Corp.	31,851	4,255,931
		131,096,888
TOTAL ENERGY		142,161,150
FINANCIALS - 11.5%
Banks - 3.9%
Bank of America Corp.	565,593	21,407,695
Citigroup, Inc.	156,731	7,587,348
Citizens Financial Group, Inc.	40,058	1,697,658
Comerica, Inc.	10,522	754,848
Fifth Third Bancorp	55,593	2,021,361
First Republic Bank	14,805	1,889,266
Huntington Bancshares, Inc.	117,074	1,812,306
JPMorgan Chase & Co.	237,275	32,786,660
KeyCorp	75,482	1,419,816
M&T Bank Corp.	14,233	2,419,895
PNC Financial Services Group, Inc.	33,144	5,576,809
Regions Financial Corp.	75,871	1,760,966
Signature Bank	5,111	712,985
SVB Financial Group (b)	4,800	1,112,544
Truist Financial Corp.	107,163	5,016,300
U.S. Bancorp	109,235	4,958,177
Wells Fargo & Co.	306,856	14,713,745
Zions Bancorp NA	12,115	627,799
		108,276,178
Capital Markets - 3.1%
Ameriprise Financial, Inc.	8,766	2,909,874
Bank of New York Mellon Corp.	59,585	2,734,952
BlackRock, Inc. Class A	12,203	8,737,348
Cboe Global Markets, Inc.	8,594	1,090,063
Charles Schwab Corp.	123,443	10,188,985
CME Group, Inc.	29,046	5,126,619
FactSet Research Systems, Inc.	3,078	1,419,851
Franklin Resources, Inc. (a)	23,049	617,944
Goldman Sachs Group, Inc.	27,636	10,671,641
Intercontinental Exchange, Inc.	45,117	4,886,622
Invesco Ltd.	36,757	702,426
MarketAxess Holdings, Inc.	3,029	811,530
Moody's Corp.	12,789	3,814,575
Morgan Stanley	108,411	10,089,812
MSCI, Inc.	6,523	3,312,575
NASDAQ, Inc.	27,363	1,873,271
Northern Trust Corp.	16,832	1,567,228
Raymond James Financial, Inc.	15,691	1,834,278
S&P Global, Inc.	27,582	9,730,930
State Street Corp.	29,797	2,373,927
T. Rowe Price Group, Inc.	18,291	2,284,729
		86,779,180
Consumer Finance - 0.5%
American Express Co.	48,546	7,650,364
Capital One Financial Corp.	31,096	3,210,351
Discover Financial Services	22,135	2,398,549
Synchrony Financial	39,007	1,465,883
		14,725,147
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	146,022	46,522,609
Insurance - 2.3%
AFLAC, Inc.	46,342	3,333,380
Allstate Corp.	21,906	2,933,213
American International Group, Inc.	61,623	3,889,028
Aon PLC	17,060	5,259,257
Arch Capital Group Ltd. (b)	29,885	1,790,410
Arthur J. Gallagher & Co.	16,966	3,378,100
Assurant, Inc.	4,283	549,166
Brown & Brown, Inc.	18,999	1,132,150
Chubb Ltd.	33,807	7,423,679
Cincinnati Financial Corp.	12,894	1,430,718
Everest Re Group Ltd.	3,188	1,077,353
Globe Life, Inc.	7,286	874,029
Hartford Financial Services Group, Inc.	26,208	2,001,505
Lincoln National Corp.	12,625	491,618
Loews Corp.	16,230	943,775
Marsh & McLennan Companies, Inc.	40,387	6,994,221
MetLife, Inc.	54,296	4,164,503
Principal Financial Group, Inc.	18,732	1,679,886
Progressive Corp.	47,333	6,255,056
Prudential Financial, Inc.	30,139	3,255,916
The Travelers Companies, Inc.	19,152	3,635,241
W.R. Berkley Corp.	16,560	1,263,197
Willis Towers Watson PLC	8,912	2,193,778
		65,949,179
TOTAL FINANCIALS		322,252,293
HEALTH CARE - 15.1%
Biotechnology - 2.4%
AbbVie, Inc.	143,053	23,057,283
Amgen, Inc.	43,266	12,391,382
Biogen, Inc. (b)	11,760	3,588,799
Gilead Sciences, Inc.	101,456	8,910,880
Incyte Corp. (b)	14,959	1,191,784
Moderna, Inc. (b)	27,178	4,780,882
Regeneron Pharmaceuticals, Inc. (b)	8,675	6,520,998
Vertex Pharmaceuticals, Inc. (b)	20,755	6,566,882
		67,008,890
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	141,652	15,238,922
Abiomed, Inc. (b)	3,683	1,391,401
Align Technology, Inc. (b)	5,885	1,157,344
Baxter International, Inc.	40,815	2,307,272
Becton, Dickinson & Co.	23,074	5,753,271
Boston Scientific Corp. (b)	115,683	5,236,969
Dentsply Sirona, Inc.	17,442	527,795
DexCom, Inc. (b)	31,688	3,684,681
Edwards Lifesciences Corp. (b)	50,044	3,865,899
Hologic, Inc. (b)	20,192	1,537,823
IDEXX Laboratories, Inc. (b)	6,747	2,873,345
Intuitive Surgical, Inc. (b)	28,901	7,814,541
Medtronic PLC	107,576	8,502,807
ResMed, Inc.	11,868	2,732,014
STERIS PLC	8,088	1,502,265
Stryker Corp.	27,246	6,372,567
Teleflex, Inc.	3,814	892,934
The Cooper Companies, Inc.	3,998	1,264,767
Zimmer Biomet Holdings, Inc.	17,009	2,042,781
		74,699,398
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	13,116	2,238,770
Cardinal Health, Inc.	22,003	1,763,981
Centene Corp. (b)	46,314	4,031,634
Cigna Corp.	24,695	8,121,939
CVS Health Corp.	106,135	10,813,034
DaVita HealthCare Partners, Inc. (b)	4,527	333,776
Elevance Health, Inc.	19,432	10,355,701
HCA Holdings, Inc.	17,376	4,174,063
Henry Schein, Inc. (b)	11,072	895,946
Humana, Inc.	10,228	5,624,377
Laboratory Corp. of America Holdings	7,303	1,757,832
McKesson Corp.	11,648	4,445,809
Molina Healthcare, Inc. (b)	4,689	1,579,115
Quest Diagnostics, Inc.	9,439	1,433,123
UnitedHealth Group, Inc.	75,685	41,457,216
Universal Health Services, Inc. Class B	5,317	695,729
		99,722,045
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	24,206	3,751,446
Bio-Rad Laboratories, Inc. Class A (b)	1,721	713,716
Bio-Techne Corp.	12,740	1,082,773
Charles River Laboratories International, Inc. (b)	4,117	941,023
Danaher Corp.	52,958	14,479,247
Illumina, Inc. (b)	12,731	2,776,376
IQVIA Holdings, Inc. (b)	15,113	3,294,936
Mettler-Toledo International, Inc. (b)	1,824	2,680,477
PerkinElmer, Inc.	10,225	1,428,739
Thermo Fisher Scientific, Inc.	31,693	17,755,052
Waters Corp. (b)	4,841	1,677,891
West Pharmaceutical Services, Inc.	5,975	1,402,094
		51,983,770
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	172,736	13,867,246
Catalent, Inc. (b)	14,518	727,787
Eli Lilly & Co.	63,812	23,679,357
Johnson & Johnson	212,734	37,866,652
Merck & Co., Inc.	204,974	22,571,737
Organon & Co.	20,591	535,778
Pfizer, Inc.	454,110	22,764,534
Viatris, Inc.	98,178	1,082,903
Zoetis, Inc. Class A	37,837	5,832,195
		128,928,189
TOTAL HEALTH CARE		422,342,292
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.7%
General Dynamics Corp.	18,191	4,591,226
Howmet Aerospace, Inc.	29,950	1,128,217
Huntington Ingalls Industries, Inc.	3,242	752,014
L3Harris Technologies, Inc.	15,443	3,506,796
Lockheed Martin Corp.	19,107	9,270,525
Northrop Grumman Corp.	11,770	6,276,823
Raytheon Technologies Corp.	119,412	11,788,353
Textron, Inc.	17,134	1,223,025
The Boeing Co. (b)	45,153	8,076,969
TransDigm Group, Inc.	4,176	2,624,616
		49,238,564
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	10,038	1,006,008
Expeditors International of Washington, Inc.	13,255	1,538,375
FedEx Corp.	19,372	3,529,966
United Parcel Service, Inc. Class B	59,166	11,225,565
		17,299,914
Airlines - 0.2%
Alaska Air Group, Inc. (b)	10,339	490,482
American Airlines Group, Inc. (b)	52,723	760,793
Delta Air Lines, Inc. (b)	51,882	1,835,066
Southwest Airlines Co.	47,962	1,914,163
United Airlines Holdings, Inc. (b)	26,476	1,169,445
		6,169,949
Building Products - 0.5%
A.O. Smith Corp.	10,293	625,197
Allegion PLC	7,068	803,278
Carrier Global Corp.	68,193	3,022,314
Fortune Brands Home & Security, Inc.	10,416	680,581
Johnson Controls International PLC	55,588	3,693,267
Masco Corp.	18,320	930,290
Trane Technologies PLC	18,777	3,350,192
		13,105,119
Commercial Services & Supplies - 0.5%
Cintas Corp.	6,937	3,203,368
Copart, Inc. (b)	34,670	2,307,635
Republic Services, Inc.	16,646	2,318,621
Rollins, Inc.	18,785	759,665
Waste Management, Inc.	30,425	5,102,881
		13,692,170
Construction & Engineering - 0.1%
Quanta Services, Inc.	11,554	1,731,714
Electrical Equipment - 0.5%
AMETEK, Inc.	18,618	2,651,576
Eaton Corp. PLC	32,222	5,266,686
Emerson Electric Co.	47,776	4,575,508
Generac Holdings, Inc. (b)	5,127	541,001
Rockwell Automation, Inc.	9,357	2,472,307
		15,507,078
Industrial Conglomerates - 0.9%
3M Co.	44,748	5,636,906
General Electric Co.	88,741	7,629,064
Honeywell International, Inc.	54,480	11,961,084
		25,227,054
Machinery - 1.8%
Caterpillar, Inc.	42,678	10,089,506
Cummins, Inc.	11,428	2,870,256
Deere & Co.	22,481	9,914,121
Dover Corp.	11,600	1,646,620
Fortive Corp.	28,847	1,948,615
IDEX Corp.	6,104	1,449,639
Illinois Tool Works, Inc.	22,794	5,184,951
Ingersoll Rand, Inc.	32,570	1,757,803
Nordson Corp.	4,381	1,036,063
Otis Worldwide Corp.	34,064	2,660,058
PACCAR, Inc.	28,188	2,985,391
Parker Hannifin Corp.	10,404	3,110,172
Pentair PLC	13,394	613,043
Snap-On, Inc.	4,318	1,038,911
Stanley Black & Decker, Inc.	11,985	979,414
Westinghouse Air Brake Tech Co.	14,739	1,489,966
Xylem, Inc.	14,578	1,637,838
		50,412,367
Professional Services - 0.4%
CoStar Group, Inc. (b)	32,090	2,600,574
Equifax, Inc.	9,857	1,945,476
Jacobs Solutions, Inc.	10,339	1,308,297
Leidos Holdings, Inc.	11,065	1,209,736
Robert Half International, Inc.	8,879	699,488
Verisk Analytics, Inc.	12,722	2,337,159
		10,100,730
Road & Rail - 0.9%
CSX Corp.	173,073	5,657,756
J.B. Hunt Transport Services, Inc.	6,730	1,237,580
Norfolk Southern Corp.	18,976	4,867,344
Old Dominion Freight Lines, Inc.	7,428	2,247,787
Union Pacific Corp.	50,490	10,978,041
		24,988,508
Trading Companies & Distributors - 0.2%
Fastenal Co.	46,572	2,398,924
United Rentals, Inc. (b)	5,654	1,996,032
W.W. Grainger, Inc.	3,670	2,213,230
		6,608,186
TOTAL INDUSTRIALS		234,081,353
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	19,980	2,783,214
Cisco Systems, Inc.	335,040	16,658,189
F5, Inc. (b)	4,829	746,612
Juniper Networks, Inc.	25,956	862,777
Motorola Solutions, Inc.	13,470	3,666,534
		24,717,326
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	48,093	3,868,120
CDW Corp.	10,967	2,068,815
Corning, Inc.	61,660	2,104,456
Keysight Technologies, Inc. (b)	14,587	2,638,642
TE Connectivity Ltd.	25,924	3,269,535
Teledyne Technologies, Inc. (b)	3,789	1,591,759
Trimble, Inc. (b)	20,062	1,198,705
Zebra Technologies Corp. Class A (b)	4,196	1,134,095
		17,874,127
IT Services - 4.4%
Accenture PLC Class A	51,170	15,398,588
Akamai Technologies, Inc. (b)	12,880	1,221,797
Automatic Data Processing, Inc.	33,640	8,885,670
Broadridge Financial Solutions, Inc.	9,470	1,412,072
Cognizant Technology Solutions Corp. Class A	41,968	2,610,829
DXC Technology Co. (b)	18,623	552,544
EPAM Systems, Inc. (b)	4,657	1,716,477
Fidelity National Information Services, Inc.	49,047	3,559,831
Fiserv, Inc. (b)	51,745	5,400,108
FleetCor Technologies, Inc. (b)	6,078	1,192,504
Gartner, Inc. (b)	6,412	2,246,572
Global Payments, Inc.	22,463	2,331,210
IBM Corp.	73,029	10,874,018
Jack Henry & Associates, Inc.	5,907	1,118,490
MasterCard, Inc. Class A	69,028	24,601,579
Paychex, Inc.	25,965	3,220,439
PayPal Holdings, Inc. (b)	93,609	7,339,882
VeriSign, Inc. (b)	7,547	1,507,966
Visa, Inc. Class A	132,283	28,705,411
		123,895,987
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (b)	130,668	10,143,757
Analog Devices, Inc.	42,065	7,231,394
Applied Materials, Inc.	70,397	7,715,511
Broadcom, Inc.	32,675	18,004,905
Enphase Energy, Inc. (b)	10,979	3,519,758
Intel Corp.	331,943	9,981,526
KLA Corp.	11,455	4,503,533
Lam Research Corp.	11,072	5,230,191
Microchip Technology, Inc.	44,783	3,546,366
Micron Technology, Inc.	89,169	5,140,593
Monolithic Power Systems, Inc.	3,594	1,372,764
NVIDIA Corp.	202,643	34,293,275
NXP Semiconductors NV	21,197	3,727,280
onsemi (b)	35,115	2,640,648
Qorvo, Inc. (b)	8,374	831,120
Qualcomm, Inc.	90,812	11,486,810
Skyworks Solutions, Inc.	12,999	1,242,964
SolarEdge Technologies, Inc. (b)	4,509	1,347,560
Teradyne, Inc.	12,702	1,187,002
Texas Instruments, Inc.	73,915	13,338,701
		146,485,658
Software - 8.3%
Adobe, Inc. (b)	37,856	13,057,670
ANSYS, Inc. (b)	7,028	1,787,220
Autodesk, Inc. (b)	17,543	3,542,809
Cadence Design Systems, Inc. (b)	22,198	3,818,944
Ceridian HCM Holding, Inc. (b)	12,405	848,998
Fortinet, Inc. (b)	53,044	2,819,819
Intuit, Inc.	22,802	9,293,867
Microsoft Corp.	603,450	153,964,233
NortonLifeLock, Inc.	47,981	1,101,644
Oracle Corp.	122,990	10,211,860
Paycom Software, Inc. (b)	3,930	1,332,663
PTC, Inc. (b)	8,573	1,090,571
Roper Technologies, Inc.	8,559	3,756,460
Salesforce.com, Inc. (b)	80,484	12,897,561
ServiceNow, Inc. (b)	16,348	6,805,672
Synopsys, Inc. (b)	12,354	4,194,677
Tyler Technologies, Inc. (b)	3,369	1,154,691
		231,679,359
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,222,318	180,939,721
Hewlett Packard Enterprise Co.	105,251	1,766,112
HP, Inc.	73,744	2,215,270
NetApp, Inc.	17,796	1,203,188
Seagate Technology Holdings PLC	15,848	839,469
Western Digital Corp. (b)	25,441	934,957
		187,898,717
TOTAL INFORMATION TECHNOLOGY		732,551,174
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	17,921	5,558,377
Albemarle Corp.	9,492	2,638,681
Celanese Corp. Class A	8,017	860,224
CF Industries Holdings, Inc.	16,088	1,740,561
Corteva, Inc.	58,239	3,911,331
Dow, Inc.	58,180	2,965,435
DuPont de Nemours, Inc.	40,563	2,860,097
Eastman Chemical Co.	9,880	855,806
Ecolab, Inc.	20,088	3,009,785
FMC Corp.	10,203	1,332,920
International Flavors & Fragrances, Inc.	20,654	2,185,606
Linde PLC	40,311	13,563,845
LyondellBasell Industries NV Class A	20,539	1,746,020
PPG Industries, Inc.	19,038	2,574,318
Sherwin-Williams Co.	19,051	4,747,128
The Mosaic Co.	27,910	1,431,783
		51,981,917
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,063	1,855,488
Vulcan Materials Co.	10,778	1,975,931
		3,831,419
Containers & Packaging - 0.3%
Amcor PLC	121,730	1,503,366
Avery Dennison Corp.	6,581	1,272,305
Ball Corp.	25,462	1,427,909
International Paper Co.	29,298	1,087,542
Packaging Corp. of America	7,614	1,034,666
Sealed Air Corp.	11,772	626,624
WestRock Co.	20,635	782,479
		7,734,891
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	115,490	4,596,502
Newmont Corp.	64,320	3,053,270
Nucor Corp.	21,217	3,181,489
		10,831,261
TOTAL MATERIALS		74,379,488
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	11,987	1,865,297
American Tower Corp.	37,688	8,338,470
AvalonBay Communities, Inc.	11,332	1,981,967
Boston Properties, Inc.	11,551	832,596
Camden Property Trust (SBI)	8,626	1,037,967
Crown Castle International Corp.	34,973	4,946,231
Digital Realty Trust, Inc.	23,289	2,619,081
Equinix, Inc.	7,358	5,081,803
Equity Residential (SBI)	27,438	1,779,629
Essex Property Trust, Inc.	5,268	1,160,962
Extra Space Storage, Inc.	10,853	1,743,969
Federal Realty Investment Trust (SBI)	5,887	654,046
Healthpeak Properties, Inc.	43,710	1,147,825
Host Hotels & Resorts, Inc.	57,769	1,094,145
Invitation Homes, Inc.	47,087	1,536,449
Iron Mountain, Inc.	23,552	1,279,580
Kimco Realty Corp.	50,064	1,147,467
Mid-America Apartment Communities, Inc.	9,210	1,518,545
Prologis (REIT), Inc.	74,739	8,803,507
Public Storage	12,752	3,799,586
Realty Income Corp.	50,054	3,156,906
Regency Centers Corp.	12,392	823,201
SBA Communications Corp. Class A	8,744	2,617,079
Simon Property Group, Inc.	26,526	3,168,265
UDR, Inc.	24,727	1,025,429
Ventas, Inc.	32,385	1,506,874
VICI Properties, Inc.	78,063	2,669,755
Vornado Realty Trust	12,818	324,167
Welltower, Inc.	37,552	2,667,319
Weyerhaeuser Co.	60,048	1,964,170
		72,292,287
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	26,037	2,072,545
TOTAL REAL ESTATE		74,364,832
UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	20,306	1,143,228
American Electric Power Co., Inc.	41,636	4,030,365
Constellation Energy Corp.	26,492	2,546,411
Duke Energy Corp.	62,299	6,225,539
Edison International	30,934	2,062,060
Entergy Corp.	16,506	1,919,153
Evergy, Inc.	18,572	1,099,648
Eversource Energy	28,072	2,326,046
Exelon Corp.	80,362	3,324,576
FirstEnergy Corp.	43,405	1,790,022
NextEra Energy, Inc.	158,886	13,457,644
NRG Energy, Inc.	19,056	808,927
PG&E Corp. (b)	129,604	2,034,783
Pinnacle West Capital Corp.	9,093	712,164
PPL Corp.	59,479	1,755,820
Southern Co.	86,015	5,818,055
Xcel Energy, Inc.	44,329	3,112,782
		54,167,223
Gas Utilities - 0.1%
Atmos Energy Corp.	11,330	1,361,866
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	54,151	1,566,047
Multi-Utilities - 0.8%
Ameren Corp.	20,959	1,872,058
CenterPoint Energy, Inc.	50,880	1,582,877
CMS Energy Corp.	23,448	1,431,969
Consolidated Edison, Inc.	28,753	2,818,944
Dominion Energy, Inc.	67,346	4,115,514
DTE Energy Co.	15,707	1,822,169
NiSource, Inc.	32,887	918,863
Public Service Enterprise Group, Inc.	40,429	2,447,976
Sempra Energy	25,416	4,223,885
WEC Energy Group, Inc.	25,581	2,536,100
		23,770,355
Water Utilities - 0.1%
American Water Works Co., Inc.	14,729	2,235,273
TOTAL UTILITIES		83,100,764
TOTAL COMMON STOCKS (Cost $2,303,630,214)		2,774,445,918

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $499,055)	500,000	496,846

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	21,019,008	21,023,212
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	2,496,782	2,497,032
TOTAL MONEY MARKET FUNDS (Cost $23,520,243)		23,520,244

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,327,649,512)	2,798,463,008
NET OTHER ASSETS (LIABILITIES) - 0.2% (g)	5,621,162
NET ASSETS - 100.0%	2,804,084,170

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	145	Dec 2022	29,589,063	1,020,622	1,020,622

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $496,846.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $928,568 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	2,182,978	352,147,567	333,307,333	143,132	-	-	21,023,212	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	970,387	47,561,616	46,034,971	9,426	-	-	2,497,032	0.0%
Total	3,153,365	399,709,183	379,342,304	152,558	-	-	23,520,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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